May 01, 2017

VOYA VARIABLE PRODUCTS TRUST

Voya MidCap Opportunities Portfolio

(the "Portfolio")

Supplement dated July 28, 2017 to the Portfolio's

Adviser Class ("Class ADV"), Institutional Class ("Class I"), Service Class ("Class S"), and

Service 2 Class ("Class S2") shares Prospectus, Summary Prospectus,

Class R6 shares Prospectus, and Summary Prospectus, each dated May 1, 2017

(each a "Prospectus" and collectively the "Prospectuses")

As a result of the reorganization of VY® FMR® Diversified Mid Cap Portfolio with and into the Portfolio, the Portfolio's expense limits have been revised effective July 14, 2017.

Effective immediately, the Portfolio's Prospectuses are revised as follows:

Class ADV, Class I, Class S, and Class S2 shares Prospectus

1.	The section entitled "Annual Portfolio Operating Expenses" in the summary section of the Portfolio's Prospectus is deleted and replaced with the following:

Annual Portfolio Operating Expenses[1]
Expenses you pay each year as a % of the value of your investment

Class		ADV	I	S	S2
Management Fees	%	0.75	0.75	0.75	0.75
Distribution and/or Shareholder Services (12b-1) Fees	%	0.50	None	0.25	0.40
Other Expenses	%	0.03	0.03	0.03	0.03
Total Annual Portfolio Operating Expenses	%	1.28	0.78	1.03	1.18
Waivers and Reimbursements[2]	%	(0.12)	(0.12)	(0.12)	(0.12)
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	%	1.16	0.66	0.91	1.06

[1]	Expense information has been restated to reflect current contractual rates.
[2]	The adviser is contractually obligated to limit expenses to 1.40%, 0.90%, 1.10%, and 1.30% for Class ADV, Class I, Class S, and Class S2 shares, respectively, through May 1, 2019. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. In addition, the adviser is contractually obligated to further limit expenses to 1.16%, 0.66%, 0.91%, and 1.06% for Class ADV, Class I, Class S, and Class S2 shares, respectively, through May 1, 2019. The limitations do not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. Termination or modification of these obligations requires approval by the Portfolio's board.

2.	The section entitled "Expense Examples" in the summary section of the Portfolio's Prospectus is deleted and replaced with the following:

Expense Examples

The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated. The Examples also assume that your investment had a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$118	394	691	1,535
I	$67	237	421	955
S	$93	316	557	1,249
S2	$108	363	637	1,421

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Class R6 shares Prospectus

3.	The section entitled "Annual Portfolio Operating Expenses" in the summary section of the Portfolio's Prospectus is deleted and replaced with the following:

Annual Portfolio Operating Expenses[1]
Expenses you pay each year as a % of the value of your investment

Class	R6
Management Fees	0.75%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses	0.03%
Total Annual Portfolio Operating Expenses	0.78%
Waivers and Reimbursements[2]	(0.12)%
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	0.66%

[1]	Expense information has been restated to reflect current contractual rates.
[2]	The adviser is contractually obligated to limit expenses to 0.90% for Class R6 shares through May 1, 2019. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. In addition, the adviser is contractually obligated to further limit expenses to 0.66% for Class R6 shares through May 1, 2019. The limitations do not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. Termination or modification of these obligations requires approval by the Portfolio's board.

4.	The section entitled "Expense Example" in the summary section of the Portfolio's Prospectus is deleted and replaced with the following:
Expense Example

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
R6	$67	237	421	955

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.